ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Bonus	$ 1,535	$ 501	$ 110
Contracted services	883	456	152
Legal fees	435	282	228
Other	101	25	1
Total accrued expenses and other current liabilities	$ 3,294	$ 1,264	$ 491